Debt financing - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of corporate bonds	£ 5,136.4	£ 4,162.9	£ 5,535.2
Carrying amount of bank loans	125.8	110.4	580.1
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,348.5	£ 4,439.8	£ 5,783.4